Income Taxes - Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current deferred income tax assets
Net operating losses		$ 3,643	$ 4,184
Federal tax credits		29
Current deferred income tax assets, net	2,422	3,672	4,184
Non-current deferred income tax liabilities
Investment in Paycom Payroll Holdings, LLC		2,895	2,890
Non-current deferred income tax liabilities, net	$ 3,059	$ 2,895	$ 2,890